united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street , Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

Patriot Fund
Patriot Balanced Fund

Semi-Annual Report
March 31, 2018

1-855-527-2363
www.patriotfund.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Patriot Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, compared to its benchmark:

	Six	One	Annualized	Annualized	Annualized Inception** -
	Months	Year	Three Year	Five Year	March 31, 2018
Patriot Fund - Class A Shares	4.80%	11.36%	8.73%	12.01%	12.13%
Patriot Fund - Class A Shares with load	(1.25)%	4.98%	6.60%	10.70%	11.04%
Patriot Fund - Class C Shares	4.45%	10.58%	7.94%	11.19%	11.34%
Patriot Fund - Class I Shares	5.01%	11.75%	9.06%	12.31%	12.44%
S&P 500 Total Return Index	5.84%	13.99%	10.78%	13.31%	13.71%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. Total returns are calculated based of the traded NAV on March 31, 2018. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, before fee waivers, including underlying funds, are 2.40%, 3.15% and 2.15%, respectively, for Class A, Class C and Class I shares per the January 29, 2018 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Inception date is March 1, 2012.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Fund’s top asset classes and industry sectors as of March 31, 2018, are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Financials	19.9%
Technology	13.3%
Health Care	12.6%
Consumer Discretionary	11.3%
Industrials	10.2%
Consumer Staples	9.4%
Communications	7.9%
Energy	7.1%
Materials	4.5%
Utilities	2.5%
Other, Cash & Cash Equivalents	1.3%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Patriot Balanced Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, compared to its benchmarks:

	Six	One	Annualized	Annualized	Annualized Inception** -
	Months	Year	Three Year	Five Year	March 31, 2018
Patriot Balanced Fund - Class A Shares	2.59%	6.48%	4.12%	5.22%	8.33%
Patriot Balanced Fund - Class A Shares with load	(3.30)%	0.36%	2.08%	3.99%	7.34%
Patriot Balanced Fund - Class C Shares	2.12%	5.64%	3.32%	4.41%	7.53%
Patriot Balanced Fund - Class I Shares	2.62%	6.73%	4.37%	5.49%	8.62%
S&P 500 Total Return Index	5.84%	13.99%	10.78%	13.31%	16.20%
BofA Merrill Lynch U.S. Corporate & Government Index	(1.07)%	1.38%	1.23%	1.87%	2.40%
Blended Benchmark Index***	3.11%	8.89%	7.01%	8.74%	10.65%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, after fee waivers, including underlying funds, are 2.72%, 3.47% and 2.47%, respectively, for Class A, Class C and Class I shares per the January 29, 2018 prospectus. The Fund’s total annual operating expenses, before fee waivers, including underlying funds, are 3.00%, 3.75% and 2.75%, respectively, for Class A, Class C and Class I shares. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

**	Commencement of operations is October 5, 2011.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities. Investors cannot invest directly in an index or benchmark.

***	The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate & Government Index. Investors cannot invest directly in an index or benchmark.

The Fund’s top asset classes and industry sectors as of March 31, 2018, are as follows:

Top Asset Class/Industry Sector	Net Assets
Funds
Mutual Funds	28.4%
Exchange Traded Funds	6.1%
Technology	13.7%
Financials	11.2%
Industrials	7.6%
Energy	6.5%
Consumer Discretionary	6.3%
Health Care	5.5%
Consumer Staples	3.4%
Communications	3.1%
Materials	2.5%
Utilities	0.8%
Other, Cash & Cash Equivalents	4.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 98.7%
	AEROSPACE & DEFENSE - 5.3%
3,387	General Dynamics Corp.	$748,188
4,851	Raytheon Co.	1,046,943
		1,795,131
	AUTOMOTIVE - 1.6%
47,963	Ford Motor Co.	531,430

	BANKS - 7.2%
29,249	Bank of America Corp.	877,178
11,685	SunTrust Banks, Inc.	795,047
15,846	US Bancorp	800,223
		2,472,448
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.6%
5,915	Johnson & Johnson	758,007
15,048	Merck & Co., Inc.	819,665
		1,577,672
	CHEMICALS - 4.5%
3,278	3M Company	719,587
7,790	LyondellBasell Industries N.V.	823,247
		1,542,834
	CONSUMER PRODUCTS - 5.2%
4,814	Constellation Brands, Inc.	1,097,207
15,871	Kraft Heinz Co.	662,297
		1,759,504
	ELECTRICAL EQUIPMENT - 2.7%
11,843	Fortive Corp.	918,069

	GAMING, LODGING & RESTAURANTS - 2.7%
13,814	Carnival Corp.	905,922

	HARDWARE - 5.7%
5,843	Apple, Inc.	980,339
22,669	Cisco Systems, Inc.	972,273
		1,952,612
	HEALTHCARE FACILITIES & SERVICES - 5.1%
4,657	Aetna, Inc.	787,033
4,452	UnitedHealth Group, Inc.	952,728
		1,739,761
	INSTITUTIONAL FINANCIAL SERVICES - 2.7%
8,855	Northern Trust Corp.	913,216

	INSURANCE - 2.4%
6,048	Chubb Ltd.	827,185

	MEDIA - 6.1%
508	Alphabet, Inc. - Class A *	524,149
508	Alphabet, Inc. - Class C *	526,867
27,701	Twenty-First Century Fox, Inc.	1,016,350
		2,067,366

See accompanying notes to financial statements.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 2.9%
4,790	Thermo Fisher Scientific. Inc,	$988,944

	OIL, GAS & COAL - 7.1%
4,536	Concho Resources, Inc. *	681,897
7,027	EOG Resources, Inc.	739,733
5,407	Exxon Mobil Corp.	403,416
40,269	Kinder Morgan, Inc.	606,451
		2,431,497
	REAL ESTATE INVESTMENT TRUST (REIT) - 2.1%
4,355	AvalonBay Communities, Inc.	716,223

	RETAIL - CONSUMER STAPLES - 4.2%
9,968	CVS Health Corp.	620,109
9,326	Wal-Mart Stores, Inc.	829,734
		1,449,843
	RETAIL - DISCRETIONARY - 7.1%
24,447	eBay, Inc. *	983,747
4,185	The Home Depot Inc.	745,934
8,516	TJX Cos., Inc.	694,565
		2,424,246
	SEMICONDUCTORS - 5.6%
18,919	Micron Technology, Inc. *	986,437
8,843	Texas Instruments, Inc.	918,699
		1,905,136
	SOFTWARE - 2.0%
15,133	Oracle Corp.	692,335

	SPECIALTY FINANCE - 5.3%
10,681	Discover Financial Services	768,284
14,710	Fiserv, Inc. *	1,048,970
		1,817,254
	TELECOM - 1.9%
13,415	Verizon Communications, Inc.	641,506

	UTILITIES - 2.5%
12,459	American Electric Power Co., Inc.	854,563

	WASTE & ENVIRONMENTAL SERVICES & EQUIPMENT - 2.2%
11,504	Republic Services, Inc.	761,910

	TOTAL COMMON STOCKS (Cost $23,944,762)	33,686,607

See accompanying notes to financial statements.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
451,346	JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.93% ** (Cost $451,346)	$451,346

	TOTAL INVESTMENTS - 100.0% (Cost $24,396,108)	$34,137,953
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)	(21,464)
	NET ASSETS - 100.0%	$34,116,489

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

REITS - Real Estate Investment Trusts

N.V. - Naamloze Vennootschap

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 37.1%
	AEROSPACE & DEFENSE - 1.5%
350	Arconic, Inc.	$8,064
423	Harris Corp.	68,221
177	Lockheed Martin Corp.	59,814
435	Raytheon Co.	93,882
		229,981
	APPAREL & TEXTILE PRODUCTS - 0.9%
2,268	Hanesbrands, Inc.	41,777
671	PVH Corp.	101,609
		143,386
	AUTOMOTIVE - 0.9%
4,168	Ford Motor Co.	46,182
557	Lear Corp.	103,652
		149,834
	BANKS - 2.8%
1,244	BB&T Corp.	64,738
1,930	International Bancshares Corp.	75,077
1,187	Prosperity Bancshares, Inc.	86,212
6,347	Regions Financial Corp.	117,927
819	SunTrust Banks, Inc.	55,725
1,004	US Bancorp	50,702
		450,381
	BIOTECH & PHARMACEUTICALS - 2.1%
680	AbbVie, Inc.	64,362
399	Amgen, Inc.	68,022
636	Johnson & Johnson	81,503
1,259	Merck & Co, Inc.	68,578
1,482	Prestige Brands Holdings, Inc. *	49,973
		332,438
	CHEMICALS - 1.5%
93	Avery Dennison Corp.	9,881
1,573	Celanese Corp.	157,631
1,016	Sensient Technologies Corp.	71,709
		239,221
	COMMERCIAL SERVICES - 0.6%
1,236	Deluxe Corp.	91,476

	CONSUMER PRODUCTS - 0.8%
455	Diageo PLC - ADR	61,616
517	Sanderson Farms, Inc.	61,533
		123,149

	CONTAINERS & PACKAGING - 0.1%
183	Packaging Corp of America	20,624

	DESIGN, MANUFACTURING & DISTRIBUTION - 0.5%
743	SYNNEX Corp.	87,971

	DISTRIBUTORS - CONSUMER STAPLES - 0.3%
882	Sysco Corp.	52,885

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	DISTRIBUTORS - DISCRETIONARY - 0.4%
1,536	LKQ Corp. *	$58,291

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
760	Belden, Inc.	52,394
1,278	Generac Holdings, Inc. *	58,673
807	Ingersoll-Rand PLC	69,007
		180,074
	GAMING, LODGING & RESTAURANTS - 0.9%
1,170	Carnival Corp.	76,729
1,031	Starbucks Corp	59,685
		136,414
	HARDWARE - 1.4%
526	Apple, Inc.	88,252
2,030	Cisco Systems, Inc.	87,067
1,053	Mercury Systems, Inc. *	50,881
		226,200
	HEALTH CARE FACILITIES & SERVICES - 0.9%
959	PRA Health Sciences, Inc. *	79,559
322	UnitedHealth Group, Inc.	68,908
		148,467
	HOME & OFFICE PRODUCTS - 0.2%
975	Newell Brands, Inc.	24,843

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
2,279	HD Supply Holdings, Inc. *	86,465

	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
752	Lazard Ltd.	39,525

	INSURANCE - 2.1%
1,916	Aflac, Inc.	83,844
1,020	American Financial Group, Inc.	114,464
490	Chubb Ltd.	67,017
997	Cincinnati Financial Corp.	74,037
		339,362
	IRON & STEEL - 0.1%
329	BHP Billiton Ltd. - ADR	14,618

	MACHINERY - 1.9%
508	Caterpillar, Inc.	74,869
141	Deere & Co.	21,900
1,589	Kennametal, Inc.	63,814
1,000	MSA Safety, Inc.	83,240
703	Regal Beloit Corp.	51,565
		295,388
	MEDIA - 0.8%
875	AMC Networks, Inc. *	45,237
673	Omnicom Group, Inc.	48,907
2,435	TEGNA, Inc.	27,735
		121,879
	MEDICAL EQUIPMENT & DEVICES - 0.7%
1,330	Catalent, Inc. *	54,610
1,600	Hologic, Inc. *	59,776
		114,386
	METALS & MINING - 0.1%
143	Newmont Mining Corp.	5,587

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	OIL & GAS & COAL - 4.3%
198	Anadarko Petroleum Corp.	$11,961
357	Apache Corp.	13,737
498	BP PLC - ADR	20,189
518	Chevron Corp.	59,073
101	Cimarex Energy Co.	9,444
94	CNOOC Ltd. - ADR	13,900
134	Concho Resources, Inc. *	20,144
288	ConocoPhillips	17,076
97	Core Laboratories NV	10,497
200	Devon Energy Corp.	6,358
127	Diamondback Energy, Inc. *	16,068
863	Enbridge Energy Partners LP	8,319
1,210	Encana Corp.	13,310
484	Enterprise Products Partners LP	11,848
163	EOG Resources, Inc.	17,159
266	Exxon Mobil Corp.	19,846
68	Goodrich Petroleum Corp. *	746
371	Halliburton Co.	17,415
180	Helmerich & Payne, Inc.	11,981
283	Holly Energy Partners LP	7,802
783	Kinder Morgan, Inc.	11,792
773	Magellan Midstream Partners LP	45,105
229	Marathon Petroleum Corp.	16,742
313	Newfield Exploration Co. *	7,643
257	Occidental Petroleum Corp.	16,695
335	Oil States International, Inc. *	8,777
173	ONEOK Partners LP	9,847
72	Pioneer Natural Resources Co.	12,368
261	Royal Dutch Shell PLC - ADR	16,655
2,285	RPC, Inc.	41,199
1,267	RSP Permian, Inc. *	59,397
875	Superior Energy Services, Inc.	7,376
1,232	TechnipFMC PLC *	36,282
246	TransCanada Corp.	10,162
810	Valero Energy Corp.	75,144
		682,057

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
2,276	First Industrial Realty Trust, Inc.	66,527
1,649	Hospitality Properties Trust	41,786
2,889	Kimco Realty Corp.	41,602
12,629	Retail Properties of America, Inc.	147,254
513	Weyerhaeuser Co.	17,955
		315,124
	RETAIL - CONSUMER STAPLES - 0.4%
738	Wal-Mart Stores, Inc.	65,660

	RETAIL - DISCRETIONARY - 0.4%
2,171	Macy’s, Inc.	64,565

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Shares		Value
	SEMICONDUCTORS - 0.6%
1,826	Intel Corp.	$95,098

	SOFTWARE - 2.7%
1,561	CA, Inc.	52,918
955	CDK Global, Inc.	60,490
933	j2 Global, Inc.	73,633
1,186	Microsoft Corp.	108,246
1,500	Open Text Corp.	52,200
939	Synopsys, Inc. *	78,162
		425,649
	SPECIALTY FINANCE - 0.8%
297	Alliance Data Systems Corp.	63,219
4,351	Navient Corp.	57,085
		120,304
	TECHNOLOGY SERVICES - 1.4%
511	Automatic Data Processing, Inc.	57,988
757	MSCI, Inc.	113,149
770	Paychex, Inc.	47,424
		218,561
	TELECOM - 0.3%
1,091	Verizon Communications, Inc.	52,172

	UTILITIES - 0.8%
819	American Electric Power Co., Inc.	56,175
872	Pinnacle West Capital Corp.	69,586
		125,761

	TOTAL COMMON STOCKS (Cost $4,371,051)	5,877,796

Principal ($)
	CONVERTIBLE BONDS - 8.4%
	EXPLORATION & PRODUCTION - 0.0%
203,000	Goodrich Petroleum Escrow., 0.000% due 10/1/2029 * (b) (c) +	—

	FINANCIAL SERVICES - 1.6%
250,000	Prospect Capital Corp., 5.875% due 1/15/2019	255,950

	HEALTH CARE FACILITIES & SERVICES - 0.8%
119,000	Brookdale Senior Living, Inc., 2.750% due 6/15/2018	119,149

	REFINING & MARKETING - 1.2%
130,000	Alon USA Energy, Inc., 3.000% due 9/15/2018	198,728

	SEMICONDUCTORS - 1.1%
150,000	Rambus, Inc., 1.125% due 8/15/2018	169,950

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal ($)		Value
	SOFTWARE & SERVICES - 2.5%
99,000	Cornerstone OnDemand, Inc., 1.500% due 7/1/2018	$99,025
100,000	Nuance Communications, Inc., 2.750% due 11/1/2031	98,500
200,000	Web.com Group, Inc., 1.000% due 8/15/2018	199,002
		396,527
	TRANSPORTATION & LOGISTICS - 1.2%
98,000	Navistar International Corp., 4.500% due 10/15/2018	99,494
108,000	Scorpio Tankers, Inc., 2.375% due 7/1/2019 144A	99,360
		198,854

	TOTAL CONVERTIBLE BONDS (Cost $1,185,317)	1,339,158

Shares
	EXCHANGE TRADED FUNDS - 6.1%
	CORPORATE - 2.4%
1,044	First Trust Senior Loan ETF	50,237
2,711	Highland/iBoxx Senior Loan ETF	49,666
7,300	SPDR Bloomberg Barclays High Yield Bond ETF	199,801
850	Vanguard Intermediate-Term Corporate Bond ETF	72,114
		371,818
	FIXED INCOME EMERGING MARKET - 0.6%
850	iShares JP Morgan USD Emerging Markets Bond ETF	95,897

	INDEX RELATED - 2.8%
8,600	SPDR Bloomberg Barclays Convertible Securities ETF	444,276

	MATERIALS - 0.2%
273	iShares Global Timber & Forestry ETF	21,379
543	VanEck Vectors Gold Miners ETF	11,935
		33,314
	PRECIOUS METALS - 0.1%
155	SPDR Gold Shares *	19,497

	TOTAL EXCHANGE TRADED FUNDS (Cost $911,092)	964,802

	MUTUAL FUNDS - 28.4%
	CLOSED-END FUND - 1.7%
	BANK LOANS - 1.6%
16,694	Highland Floating Rate Opportunities Fund	266,937

	PRECIOUS METALS - 0.1%
1,536	Sprott Physical Silver Trust - Trust Unit *	9,277

	OPEN-END FUNDS - 26.7%
	BLEND BROAD MARKET - 25.3%
228,281	Patriot Fund - Class A #	4,022,303

	CONVERTIBLE - 1.4
17,505	Ascendant Deep Value Bond Fund - Class I #	214,617

	TOTAL MUTUAL FUNDS (Cost $3,873,003)	4,513,134

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal ($)		Value
	NON-CONVERTIBLE BONDS - 15.1%
	AUTOMOBILES MANUFACTURING - 0.6%
86,000	Ford Motor Co., 6.500% due 08/1/2018	$87,043

	CASINOS & GAMING - 1.0%
150,000	Wynn Las Vegas Capital Corp. 5.500% due 3/1/2025, 144a	151,125

	CHEMICALS - 0.7%
110,000	The Valspar Corp., 7.250% due 6/15/2019	115,896

	CONSUMER FINANCE - 1.3%
210,000	American Express Credit 2.200% due 3/3/2020	207,118

	ELECTRICAL EQUIPMENT MANUFACTURING - 1.4%
210,000	General Electric Co., 4.625% due 1/7/2021	217,665

	ENTERTAINMENT CONTENT - 0.8%
115,000	Viacom, Inc., 5.625% due 9/15/2019	119,475

	FINANCIAL SERVICES - 0.3%
51,000	Goldman Sachs Group, Inc., 5.250% due 7/27/2021	54,041

	FOOD & BEVERAGE - 1.6%
225,000	Kellogg Co., 3.250% due 5/21/2018	225,191
34,000	PepsiCo., Inc., 5.000% due 6/1/2018	34,152
		259,343
	HARDWARE - 1.2%
192,000	Dell, Inc. 4.625% due 4/1/2021	193,920

	MASS MERCHANTS - 0.2%
35,000	Wal-Mart Stores, Inc., 4.125% due 2/1/2019	35,464

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 0.8%
132,000	Abbott Laboratories 2.350% due 11/22/2019	130,915

	PHARMACEUTICALS - 0.2%
34,000	Merck Sharp & Dohme Corp., 5.000% due 6/30/2019	35,004

	PIPELINES - 0.9%
70,000	Kinder Morgan, Inc., 6.500% due 9/15/2020	75,029
70,000	Kinder Morgan Energy Partners LP, 5.300% due 9/15/2020	72,933
		147,962
	RETAIL - CONSUMER DISCRETIONARY - 0.6%
92,000	eBay Inc., 2.200% due 8/1/2019	91,254

	SOFTWARE & SERVICES - 2.2%
210,000	Equifax, Inc., 2.300% due 1/15/2018	203,770
150,000	Xerox Corp., 3.500% due 8/20/2020	149,488
		353,258
	WIRELESS TELECOMMUNICATIONS SERVICES - 1.3%
200,000	AT&T, Inc., 2.450% due 6/30/2020	197,811

	TOTAL NON-CONVERTIBLE BONDS (Cost $2,415,272)	2,397,294

See accompanying notes to financial statements.

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Principal ($)			Value
		U.S. GOVERNMENT TREASURY OBLIGATIONS - 2.7%
106,211	(a)	United States Treasury Inflation Indexed Bonds, 0.625% due 1/15/2024	$106,826
49,279	(a)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/2020	50,358
269,418	(a)	United States Treasury Inflation Indexed Bonds, 0.125% due 7/15/2022	266,824
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $430,746)	424,008

Shares
		WARRANT - 0.0%
584		Goodrich Petroleum Corporation (Cost $97,024) * (b) +	—

		SHORT-TERM INVESTMENT- 2.1%
		MONEY MARKET FUND - 2.1%
334,784		JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.93% ** (Cost $334,784)	334,784

		TOTAL INVESTMENTS - 99.9% (Cost $13,618,289)	$15,850,976
		OTHER ASSETS LESS LIABILITIES - 0.1%	14,097
		NET ASSETS - 100.0%	$15,865,073

*	Non-Income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2018.

+	Security is worth less that one US dollar.

#	Affiliated Fund

LP - Limited Partnership

N.V. - Naamloze Vennootschap

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

ADR - American Depositary Receipt.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At March 31, 2018 144A securities amounted to $250,485 or 1.6% of net assets.

(a)	Principal Amount of security is adjusted for inflation factor.

(b)	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $0 or 0.0% of net assets.

(c)	Defaulted security.

See accompanying notes to financial statements.

The Patriot Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2018

			Patriot Balanced
	Patriot Fund		Fund
ASSETS
Investment in securities:
Unaffiliated companies, at Cost	$24,396,108		$10,007,146
Affiliated companies, at Cost	—		3,611,143
Investments, at Cost	$24,396,108		$13,618,289
Unaffiliated companies, at Value	$34,137,953		$11,614,056
Affiliated companies, at Value	—		4,236,920
Investments, at Value	$34,137,953		$15,850,976
Cash	3,510		1,649
Dividends and interest receivable	44,911		37,968
Prepaid expenses and other assets	11,741		6,330
TOTAL ASSETS	34,198,115		15,896,923

LIABILITIES
Investment advisory fees payable	49,779		14,245
Distribution (12b-1) fees payable	1,569		417
Payable to related parties	2,457		7,700
Accrued expenses and other liabilities	27,821		9,488
TOTAL LIABILITIES	81,626		31,850
NET ASSETS	$34,116,489		$15,865,073

Net Assets Consist Of:
Paid in capital	$23,741,999		$12,812,531
Accumulated net investment loss	(175,047)		(145,366)
Accumulated net realized gain from security transactions	807,671		965,221
Net unrealized appreciation on investments	9,741,866		2,232,687
NET ASSETS	$34,116,489		$15,865,073

Net Asset Value Per Share:
Class A Shares:
Net Assets	$5,340,225		$1,290,224
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	303,388		93,922
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$17.60	(c)	$13.74
Maximum offering price per share (maximum sales charge of 5.75%) (b)	$18.67	(c)	$14.58

Class C Shares:
Net Assets	$469,254		$163,787
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	27,921		12,249
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.81	(c)	$13.37

Class I Shares:
Net Assets	$28,307,010		$14,411,062
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,579,435		1,046,255
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$17.92	(c)	$13.77

(a)	Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption of shares held less than 30 days may be assessed a redemption fee of 2.00%.

(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 18 months after their purchase.

(c)	The NAV and offering price shown above differs from the traded NAV on March 31, 2018 due to financial statement adjustments.

See accompanying notes to financial statements.

The Patriot Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2018

		Patriot Balanced
	Patriot Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies (Less foreign withholding tax of $65 and $678)	$323,684	$105,624
Dividends from affiliated companies	—	98,943
Interest	3,331	55,229
TOTAL INVESTMENT INCOME	327,015	259,796

EXPENSES
Investment advisory fees	248,341	93,521
Distribution (12b-1) fees:
Class A	9,302	1,648
Class C	2,679	888
Administrative services fees	30,417	34,147
Registration fees	17,260	7,398
Professional fees	14,015	14,765
Transfer agent fees	9,664	8,707
Trustees fees and expenses	8,248	8,597
Printing and postage expenses	5,545	3,841
Compliance officer fees	4,476	4,017
Shareholder service fees	3,108	2,158
Custodian fees	2,501	2,503
Insurance expense	198	198
Other expenses	1,139	1,139
TOTAL EXPENSES	356,893	183,527

Plus: Recapture of fees waived/reimbursed by the Adviser	36,376	—
Less: Fees waived by the Adviser for Affiliated Holdings	—	(24,549)

NET EXPENSES	393,269	158,978
NET INVESTMENT INCOME (LOSS)	(66,254)	100,818

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Security transactions, unaffiliated companies	961,546	833,516
Security transactions, affiliated companies	—	196,406
	961,546	1,029,922
Net change in unrealized appreciation (depreciation) of:
Net change in unrealized appreciation (depreciation) on investments, unaffiliated companies	845,983	(605,703)
Net change in unrealized depreciation on investments, affiliated companies	—	(27,756)
Net change in unrealized appreciation foreign exchange gain	21	—
	846,004	(633,459)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,807,550	396,463

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,741,296	$497,281

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
FROM OPERATIONS
Net investment loss	$(66,254)	$(103,952)
Net realized gain from security transactions	961,546	947,304
Net change in unrealized appreciation on investments and foreign exchange gain	846,004	4,401,484
Net increase in net assets resulting from operations	1,741,296	5,244,836

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(166,041)	(251,267)
Class C	(11,237)	(11,020)
Class I	(514,615)	(454,342)
Net decrease in net assets resulting from distributions to shareholders	(691,893)	(716,629)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	105,826	760,933
Class C	12,322	50,898
Class I	3,863,400	5,208,231
Net asset value of shares issued in reinvestment of distributions:
Class A	23,154	78,702
Class C	7,411	7,759
Class I	365,702	302,830
Payments for shares redeemed:
Class A	(3,988,504)	(4,286,982)
Class C	(127,368)	(29,691)
Class I	(2,466,066)	(2,493,544)
Net decrease in net assets resulting from shares of beneficial interest	(2,204,123)	(400,864)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,154,720)	4,127,343

NET ASSETS
Beginning of Period	35,271,209	31,143,866
End of Period*	$34,116,489	$35,271,209
* Includes accumulated net investment loss of:	$(175,047)	$(108,793)

See accompanying notes to financial statements.

PATRIOT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
SHARE ACTIVITY
Class A:
Shares Sold	5,902	49,254
Shares Reinvested	1,300	5,055
Shares Redeemed	(216,033)	(268,359)
Net decrease in shares of beneficial interest outstanding	(208,831)	(214,050)

Class C:
Shares Sold	737	3,233
Shares Reinvested	435	517
Shares Redeemed	(7,313)	(1,932)
Net increase (decrease) in shares of beneficial interest outstanding	(6,141)	1,818

Class I:
Shares Sold	205,059	319,712
Shares Reinvested	20,182	19,179
Shares Redeemed	(135,575)	(154,800)
Net increase in shares of beneficial interest outstanding	89,666	184,091

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
FROM OPERATIONS
Net investment income (loss)	$100,818	$(1,704)
Net realized gain from security transactions	1,029,922	464,312
Distributions of capital gains from underlying investment companies	—	104,858
Net change in unrealized appreciation (depreciation) of investments	(633,459)	1,169,906
Net increase in net assets resulting from operations	497,281	1,737,372

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(41,018)	(100,607)
Class C	(5,693)	(26,835)
Class I	(492,106)	(1,133,542)
From net investment income:
Class A	(12,495)	(7,621)
Class I	(189,519)	(134,474)
Net decrease in net assets from distributions to shareholders	(740,831)	(1,403,079)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	213	38,003
Class I	278,674	765,652
Net asset value of shares issued in reinvestment of distributions
Class A	53,101	103,704
Class C	1,753	3,736
Class I	671,555	1,239,055
Payments for shares redeemed
Class A	(50,842)	(546,129)
Class C	(37,088)	(189,447)
Class I	(3,032,893)	(1,834,111)
Net decrease in net assets from shares of beneficial interest	(2,115,527)	(419,537)

TOTAL DECREASE IN NET ASSETS	(2,359,077)	(85,244)

NET ASSETS
Beginning of Period	18,224,150	18,309,394
End of Period*	$15,865,073	$18,224,150
* Includes accumulated net investment loss of:	$(145,366)	$(44,170)

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2018	Year Ended
	(Unaudited)	September 30, 2017
SHARE ACTIVITY - CLASS A
Shares Sold	14	2,737
Shares Reinvested	3,815	7,868
Shares Redeemed	(3,586)	(40,965)
Net increase (decrease) in shares of beneficial interest outstanding	243	(30,360)

SHARE ACTIVITY - CLASS C
Shares Reinvested	129	291
Shares Redeemed	(2,699)	(14,503)
Net decrease in shares of beneficial interest outstanding	(2,570)	(14,212)

SHARE ACTIVITY - CLASS I
Shares Sold	19,619	56,301
Shares Reinvested	48,140	93,868
Shares Redeemed	(214,715)	(135,845)
Net increase (decrease) in shares of beneficial interest outstanding	(146,956)	14,324

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2018		September 30,		September 30,	September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$17.13		$14.97		$13.99	$14.37	$11.91	$10.51
Activity from investment operations:
Net investment loss (1)	(0.05)		(0.07)		(0.05)	(0.03)	(0.06)	(0.03)
Net realized and unrealized gain on investments	0.87		2.58		1.43	0.47	2.56	1.43
Total from investment operations	0.82		2.51		1.38	0.44	2.50	1.40
Less distributions from:
Net realized gains	(0.35)		(0.35)		(0.40)	(0.82)	(0.04)	—
Total distributions	(0.35)		(0.35)		(0.40)	(0.82)	(0.04)	—
Paid-in-capital from redemption fees (1)	—		—		0.00 (4)	0.00 (4)	—	—
Net asset value, end of period	$17.60		$17.13		$14.97	$13.99	$14.37	$11.91
Total return (2)	4.68	% (8)	17.02%		9.94%	3.22%	20.99%	13.32%
Net assets, at end of period (000s)	$5,340		$8,777		$10,875	$6,132	$1,878	$801
Ratio of gross expenses to average net assets (3)	2.19	% (7)(6)	2.25	% (6)	2.43%	2.61%	2.89%	3.04%
Ratio of net expenses to average net assets	2.40	% (7)(5)	2.40	% (5)	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets	(0.62	)%(7)	(0.43)%		(0.33)%	(0.23)%	(0.47)%	(0.27)%
Portfolio Turnover Rate	17	% (8)	41%		49%	22%	23%	32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.01 per share.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(6)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2018		September 30,		September 30,	September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2017		2016	2015	2014	2013
Net asset value, beginning of period	$16.42		$14.47		$13.63	$14.13	$11.79	$10.48
Activity from investment operations:
Net investment loss (1)	(0.10)		(0.20)		(0.15)	(0.18)	(0.17)	(0.13)
Net realized and unrealized gain on investments	0.84		2.50		1.39	0.50	2.55	1.44
Total from investment operations	0.74		2.30		1.24	0.32	2.38	1.31
Less distributions from:
Net realized gains	(0.35)		(0.35)		(0.40)	(0.82)	(0.04)	—
Total distributions	(0.35)		(0.35)		(0.40)	(0.82)	(0.04)	—
Paid-in-capital from redemption fees (1)	—		—		0.00 (4)	0.00 (4)	—	—
Net asset value, end of period	$16.81		$16.42		$14.47	$13.63	$14.13	$11.79
Total return (2)	4.39	% (8)	16.13%		9.15%	2.39%	20.19%	12.50%
Net assets, at end of period (000s)	$469		$559		$467	$373	$378	$239
Ratio of gross expenses to average net assets (3)	2.94	% (7)(6)	3.00	% (6)	3.18%	3.36%	3.64%	3.79%
Ratio of net expenses to average net assets	3.15	% (7)(5)	3.15	% (5)	3.15%	3.15%	3.15%	3.15%
Ratio of net investment loss to average net assets	(1.25	)%(7)	(1.25)%		(1.06)%	(0.64)%	(1.24)%	(1.14)%
Portfolio Turnover Rate	17	% (8)	41%		49%	22%	23%	32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.01 per share.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(6)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

PATRIOT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2018		September 30,		September 30,	September 30,	September 30,		September 30,
Class I Shares	(Unaudited)		2017		2016	2015	2014		2013
Net asset value, beginning of period	$17.41		$15.17		$14.13	$14.47	$11.96		$10.53
Activity from investment operations:
Net investment loss (1)	(0.03)		(0.04)		(0.01)	(0.05)	(0.03)		(0.00	) (4)
Net realized and unrealized gain on investments	0.89		2.63		1.45	0.53	2.58		1.43
Total from investment operations	0.86		2.59		1.44	0.48	2.55		1.43
Less distributions from:
Net investment income	—		—		—	—	(0.00	) (4)	—
Net realized gains	(0.35)		(0.35)		(0.40)	(0.82)	(0.04)		—
Total distributions	(0.35)		(0.35)		(0.40)	(0.82)	(0.04)		—
Paid-in-capital from redemption fees (1)	—		—		0.00 (4)	0.00 (4)	—		—
Net asset value, end of period	$17.92		$17.41		$15.17	$14.13	$14.47		$11.96
Total return (2)	4.90	% (8)	17.32%		10.27%	3.48%	21.34%		13.58%
Net assets, at end of period (000s)	$28,307		$25,935		$19,803	$15,269	$10,215		$8,996
Ratio of gross expenses to average net assets (3)	1.94	% (7)(6)	2.00	% (6)	2.18%	2.38%	2.64%		2.79%
Ratio of net expenses to average net assets	2.15	% (7)(5)	2.15	% (5)	2.15%	2.15%	2.15%		2.15%
Ratio of net investment loss to average net assets	(0.29	)%(7)	(0.22)%		(0.06)%	(0.35)%	(0.23)%		(0.02)%
Portfolio Turnover Rate	17	% (8)	41%		49%	22%	23%		32%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.01 per share.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(6)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	2018		September 30,	September 30,	September 30,		September 30,		September 30,
Class A Shares	(Unaudited)		2017	2016	2015		2014		2013
Net asset value, beginning of period	$13.96		$13.70	$13.18	$14.66		$13.47		$12.02
Activity from investment operations:
Net investment income (loss) (1)	0.07		(0.02)	0.05	0.07		0.07		0.07
Net realized and unrealized gain (loss) on investments	0.29		1.32	0.80	(0.84)		1.17		1.42
Total from investment operations	0.36		1.30	0.85	(0.77)		1.24		1.49
Less distributions from:
Net investment income	(0.14)		(0.07)	(0.04)	(0.05)		(0.05)		—
Net realized gains	(0.44)		(0.97)	(0.29)	(0.66)		—		(0.04)
Total distributions	(0.58)		(1.04)	(0.33)	(0.71)		(0.05)		(0.04)
Paid-in-capital from redemption fees (1)	—		—	—	0.00	(2)	0.00	(2)	0.00 (2)
Net asset value, end of period	$13.74		$13.96	$13.70	$13.18		$14.66		$13.47
Total return (3)	2.59	% (10)	9.95%	6.61%	(5.41)%		9.20%		12.40%
Net assets, at end of period (000s)	$1,290		$1,307	$1,700	$1,892		$2,285		$3,088
Ratio of gross expenses to average net assets (4)(5)	2.41	% (9)	2.31%	2.22%	2.13	% (8)	2.10	% (8)	2.40%
Ratio of net expenses to average net assets (5)	2.09	% (9)	2.03%	2.20%	2.26	% (7)	2.35	% (7)	2.35%
Ratio of net investment income (loss) to average net assets (5)(6)	0.94	% (9)	(0.19)%	0.36%	0.50%		0.48%		0.58%
Portfolio Turnover Rate	23	% (10)	25%	71%	49%		59%		63%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Annualized.

(10)	Not annualized.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	2018		September 30,	September 30,	September 30,		September 30,		September 30,
Class C Shares	(Unaudited)		2017	2016	2015		2014		2013
Net asset value, beginning of period	$13.52		$13.33	$12.88	$14.40		$13.30		$11.96
Activity from investment operations:
Net investment income (loss) (1)	0.14		(0.08)	(0.06)	(0.03)		(0.04)		(0.02)
Net realized and unrealized gain (loss) on investments	0.15		1.24	0.80	(0.83)		1.14		1.40
Total from investment operations	0.29		1.16	0.74	(0.86)		1.10		1.38
Less distributions from:
Net investment income	—		—	—	—		(0.00	) (3)	—
Net realized gains	(0.44)		(0.97)	(0.29)	(0.66)		—		(0.04)
Total distributions	(0.44)		(0.97)	(0.29)	(0.66)		(0.00)		(0.04)
Paid-in-capital from redemption fees (1)	—		—	—	0.00	(2)	0.00	(2)	0.00 (2)
Net asset value, end of period	$13.37		$13.52	$13.33	$12.88		$14.40		$13.30
Total return (3)	2.12	% (10)	9.07%	5.85%	(6.15)%		8.28%		11.54%
Net assets, at end of period (000s)	$164		$200	$387	$538		$728		$225
Ratio of gross expenses to average net assets (4)(5)	3.16	% (9)	3.06%	3.02%	2.88	% (8)	2.85	% (8)	3.15%
Ratio of net expenses to average net assets (5)	2.84	% (9)	2.78%	2.99%	3.01	% (7)	3.10	% (7)	3.10%
Ratio of net investment income (loss) to average net assets (5)(6)	2.00	% (9)	(0.58)%	(0.44)%	(0.24)%		(0.31)%		(0.17)%
Portfolio Turnover Rate	23	% (10)	25%	71%	49%		59%		63%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Annualized.

(10)	Not annualized.

See accompanying notes to financial statements.

PATRIOT BALANCED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	2018		September 30,	September 30,	September 30,		September 30,		September 30,
Class I Shares	(Unaudited)		2017	2016	2015		2014		2013
Net asset value, beginning of period	$14.01		$13.76	$13.23	$14.72		$13.56		$12.06
Activity from investment operations:
Net investment income (1)	0.08	(2)	0.00 (2)	0.07	0.11		0.10		0.11
Net realized and unrealized gain (loss) on investments	0.29		1.33	0.83	(0.85)		1.17		1.43
Total from investment operations	0.37		1.33	0.90	(0.74)		1.27		1.54
Less distributions from:
Net investment income	(0.17)		(0.11)	(0.08)	(0.09)		(0.11)		—
Net realized gains	(0.44)		(0.97)	(0.29)	(0.66)		—		(0.04)
Total distributions	(0.61)		(1.08)	(0.37)	(0.75)		(0.11)		(0.04)
Paid-in-capital from redemption fees (1)	—		—	—	0.00	(2)	0.00	(2)	0.00 (2)
Net asset value, end of period	$13.77		$14.01	$13.76	$13.23		$14.72		$13.56
Total return (3)	2.62	% (10)	10.17%	6.96%	(5.21)%		9.41%		12.78%
Net assets, at end of period (000s)	$14,411		$16,716	$16,222	$16,707		$20,916		$15,417
Ratio of gross expenses to average net assets (4)(5)	2.16	% (9)	2.06%	2.02%	1.88	% (10)	1.85	% (8)	2.07%
Ratio of net expenses to average net assets (5)	1.84	% (9)	1.78%	1.99%	2.01	% (9)	2.10	% (7)	2.07%
Ratio of net investment income to average net assets (5)(6)	1.22	% (9)	0.02%	0.55%	0.75%		0.71%		0.88%
Portfolio Turnover Rate	23	% (10)	25%	71%	49%		59%		63%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(8)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(9)	Annualized.

(10)	Not annualized.

See accompanying notes to financial statements.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2018

1.	ORGANIZATION

The Patriot Fund (“PF”) and The Patriot Balanced Fund (known as Ascendant Balanced Fund, prior to January 28, 2016) (“PBF”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. PF’s investment objective is to seek growth of capital. PBF’s investment objective is to seek total return from income and growth of capital.

The Funds currently offer Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2018 for the Funds’ assets measured at fair value:

Patriot Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$33,686,607	$—	$—	$33,686,607
Short-Term Investment	451,346	—	—	451,346
Total	$34,137,953	$—	$—	$34,137,953

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Patriot Balanced Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$5,877,796	$—	$—	$5,877,796
Convertible Bonds	—	1,339,158	**	1,339,158
Exchange Traded Funds	964,802	—	—	964,802
Mutual Funds	4,513,134	—	—	4,513,134
Non-Convertible Bonds	—	2,397,294	—	2,397,294
U.S. Government Treasury Obligations	—	424,008	—	424,008
Warrant	—	—	**	—
Short-Term Investment	334,784	—	—	334,784
Total	$11,690,516	$4,160,460	$—	$15,850,976

There were no transfers into or out of Level 1, Level 2 or Level 3 during the period. It is the Funds’ policy to record transfers between fair value levels at the end of the reporting period.

*	See Portfolios of Investments for industry classification.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized within Level 3 of the fair value hierarchy as of March 31, 2018:

Patriot Balanced Fund

	Convertible Bonds	Warrant
Beginning Balance	$—	$—
Total realized gain (loss)	—	—
Appreciation (Depreciation)	—	—
Cost of Purchases	—	—
Proceeds from Sales	—	—
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$—	$—

Significant unobservable valuation inputs for Level 3 investments as of March 31, 2018, are as follows:

	Fair Value at	Valuation
	March 31,2018	Technique	Unobservable Inputs
Patriot Balanced Fund
Convertible Bonds
Goodrich Petroleum Escrow	$—	** Bankruptcy	Potential future cash payments

Warrant:
Goodrich Petroleum Corporation	—	** Bankruptcy	Potential future cash payments
$—

**	There is a convertible bond and a warrant, both valued at $0 at March 31, 2018.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years September 30, 2014 - September 30, 2016 or expected to be taken in the Funds’ September 30, 2017 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $5,988,028 and $8,610,363, respectively, for PF. For the six months ended March 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $3,877,718 and $5,910,271, respectively, for PBF.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ascendant Advisors, LLC serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of PF and 1.10% of PBF average daily net assets, respectively. For the six months ended March 31, 2018, PF incurred $248,341 in advisory fees and PBF incurred $93,521 in advisory fees.

Pursuant to an exemptive order, the PBF invested a portion of its assets in the Ascendant Deep Value Bond Fund and in the Patriot Fund. The Adviser has agreed to waive its advisory fee on the portion of PBF’s assets that are invested in the Ascendant Deep Value Bond Fund and in the Patriot Fund. For the six months ended March 31, 2018, PBF waived $24,549.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees, contractual indemnification of Funds service providers (other than the adviser), do not exceed the following:

	Class A	Class C	Class I
PF	2.40%	3.15%	2.15%
PBF	2.35%	3.10%	2.10%

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

These amounts will herein be referred to as the “expense limitations” and are based upon a per annum of the Funds’ average daily net assets.

If the Adviser waives any fees or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If the Fund’s operating expenses subsequently exceed their respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2018, the Adviser recaptured fees in the amount of $36,376 for PF.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2018	9/30/2019
PF	$598	$9,031

During the six months ended March 31, 2018, AWM Services, LLC, a registered broker/dealer and an affiliate of the Adviser executed trades on behalf of the Funds. AWM Services, LLC received $7,957 from PF and $11,645 from PBF in brokerage commissions.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A shares and an annual rate of 1.00% of the average daily net assets of each Fund’s Class C shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2018, PF paid $9,302 and $2,679 to the Distributor for Class A and Class C shares, respectively. For the six months ended March 31, 2018, PBF paid $1,648 and $888 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Funds principal underwriter in a continuous public offering of the Funds shares. On sales of PF’s Class A shares for the six months ended March 31, 2018, the Distributor received $4,279 from front-end sales charges of which $560 was retained by the principal underwriter or other affiliated broker-dealers. On sales of PBF’s Class A shares for the six months ended March 31, 2018, the Distributor received $0 from front-end sales charges of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended September 30, 2017 and September 30, 2016 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2017	Income	Capital Gains	Capital	Total
Patriot Fund	$—	$716,629	$—	$716,629
Patriot Balanced Fund	142,095	1,260,984	—	1,403,079

For Fiscal Year Ended	Ordinary	Long-Term	Return of
9/30/2016	Income	Capital Gains	Capital	Total
Patriot Fund	$64,411	$557,241	$—	$621,652
Patriot Balanced Fund	107,018	415,360	—	522,378

As of September 30, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
Patriot Fund	$118,072	$494,809	$(108,793)	$—	$(4,891)	$8,825,890	$9,325,087
Patriot Balanced Fund	171,123	486,232	—	—	(633)	2,639,370	3,296,092

The difference between book basis and tax basis net investment income (loss), unrealized appreciation and accumulated net realized gain from investments is primarily attributable to the tax deferral of

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

losses on wash sales and straddles, the market-to-market on passive foreign investment companies, and tax adjustments for real estate investment trusts, grantor trusts, partnerships, contingent payment debt instruments, deemed dividend distributions, and return of capital distributions from C-Corporations. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Losses
Patriot Fund	$108,793
Patriot Balanced Fund	—

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, and tax adjustments related to real estate investment trusts, grantor trusts, partnerships, contingent payment debt instruments, deemed dividend distributions, and return of capital distributions from C-Corporations, resulted in reclassification for the year ended September 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Patriot Fund	$—	$25,996	$(25,996)
Patriot Balanced Fund	—	27,365	(27,365)

6.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common management. Companies which are affiliates of a Fund at March 31, 2018 are noted in the Funds’ Portfolio of Investments. Transactions during the six months ended March 31, 2018 with companies which are affiliates are as follows for PBF:

		Value -				Dividends
		Beginning of		Sales	Realized	Credited to	Value - End of	Change in	Shares at
Cusip	Description	Period	Purchases	Proceeds	Losses	Income	Period	Unrealized	Period End
66537Y462	Patriot Fund - Class A	$5,107,330	$—	$1,250,000	$196,406	$98,197	$4,022,303	$(31,433)	228,281
66537Y686	Ascendant Deep Value Bond Fund - Class I	210,940	—	—	—	746	214,617	3,677	17,505
	Total	$5,318,270	$—	$1,250,000	$196,406	$98,943	$4,236,920	$(27,756)	245,786

7.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and

The Patriot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The performance of PBF may be directly affected by the performance of the Patriot Fund – Class A. The financial statements of the Patriot Fund – Class A, including the portfolio of investments, are included in this report. As of March 31, 2018, the percentage of net assets invested in the Patriot Fund – Class A was 25.3% for PBF.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Patriot Fund	$24,466,080	$10,189,461	$(517,588)	$9,671,873
Patriot Balance Fund	$13,845,065	$2,382,114	$(376,203)	$2,005,911

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Patriot Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2018

As a shareholder of the Patriot Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Patriot Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Patriot Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid During	Expenses Ratio During
	Account Value	Value	Period	Period
Actual	10/1/17	3/31/18	10/1/17 - 3/31/18*	10/1/17 - 3/31/18*
Patriot Fund:
Class A	$1,000.00	$1,048.00	$12.25	2.40%
Class C	$1,000.00	$1,044.50	$16.05	3.15%
Class I	$1,000.00	$1,050.10	$10.99	2.15%

Patriot Balanced Fund:
Class A	$1,000.00	$1,025.90	$12.17	2.41%
Class C	$1,000.00	$1,021.20	$15.94	3.16%
Class I	$1,000.00	$1,026.20	$15.97	3.16%
	Beginning	Ending Account	Expenses Paid During	Expenses Ratio During
	Account Value	Value	Period	Period
Hypothetical (5% return before Expenses)	10/1/17	3/31/18	10/1/17 - 3/31/18*	10/1/17 - 3/31/18*
Patriot Fund:
Class A	$1,000.00	$1,012.96	$12.05	2.40%
Class C	$1,000.00	$1,009.23	$15.78	3.15%
Class I	$1,000.00	$1,014.21	$10.80	2.15%

Patriot Balanced Fund:
Class A	$1,000.00	$1,012.91	$12.10	2.41%
Class C	$1,000.00	$1,009.16	$15.84	3.16%
Class I	$1,000.00	$1,009.16	$15.84	3.16%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

THE PATRIOT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2018

Ascendant Deep Value Bond Fund, Ascendant Tactical Yield Fund, Patriot Balanced Fund, Patriot Fund (Adviser – Ascendant Advisors, LLC)*

In connection with the regular meeting held on December 12-13, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Ascendant Advisors, LLC (“Ascendant”) and the Trust, with respect to the Ascendant Deep Value Bond Fund (“Ascendant Deep”), Ascendant Tactical Yield Fund (“Ascendant Tactical”), Patriot Balanced Fund (“Patriot Balanced”) and Patriot Fund (collectively the “Funds”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Ascendant was founded in 1970 and had approximately $142 million in assets under management. They considered that the adviser provided equity, fixed income and balanced portfolio management strategies to high net worth individuals, investment companies, corporations and retirement plans. The Trustees reviewed the background information of key adviser personnel responsible for servicing the Funds, taking into consideration their education and the investment team’s diverse financial industry experience. They considered that the adviser combined quantitative and fundamental analysis using a quantitative model to identify companies with positive momentum and relative value versus peers on an earnings and price basis. With respect to Ascendant Tactical, the Trustees considered the adviser’s monitoring and overseeing the sub-adviser including regular communications and in-person due-diligence visits to the sub-adviser. The Trustees noted the adviser attempted to mitigate portfolio risk by continually monitoring each Fund’s individual investments while also remaining consistent with its investment process and style of quantitative and fundamental research. The Trustees considered the adviser monitored compliance with each Fund’s investment limitations using a pre-trade checklist, and weekly review of the portfolio to ensure each Fund was operating within its stated guidelines. The Board noted the adviser’s long history and the depth of experience of the investment team. The Board agreed the adviser had adequate resources dedicated to execute its investment process and concluded that the adviser should continue to provide high quality service to the Funds and their respective shareholders.

THE PATRIOT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2018

Performance.

Ascendant Deep. The Trustees noted the Fund’s Morningstar ranking improved following a change in the Fund’s strategy to focus on deep value bonds. They considered the adviser’s representation that the Fund is best benchmarked against the Bloomberg Barclays US Aggregate Bond Index, which returned 0.49% in the prior year versus the Fund’s 5.88% return. The Trustees agreed that the Fund’s positive performance was welcome versus prior periods of poor returns. Further, the Trustees agreed that the Fund’s low standard deviation and high Sortino ratio show solid returns for investors without taking on high levels of downside risk. Based on these factors, and the adviser’s consistent performance within the bounds of the Fund’s mandate, the Board concluded that performance was acceptable.

Ascendant Tactical. The Trustees discussed the Fund’s objective, strategies and performance relative to its peers and Morningstar category. They noted the Fund’s recent performance showed continued, measured performance improvement. They considered the adviser attributed much of the Fund’s positive returns to its disciplined approach using stop losses to minimize downside swings. The Trustees agreed that the Fund had demonstrated a year over year improvement in its returns and remained consistent within the Fund’s investment policies and constraints outlined in the prospectus. They concluded that the Fund’s top decile return in the prior year was promising and agreed that performance was acceptable.

Patriot Balanced. The Trustees discussed the Fund’s objective, strategies and performance relative to its peers and Morningstar category. The Trustees noted that although the Fund had demonstrated a year over year improvement in its returns and remained committed to its strategy, the adviser had the potential to achieve increasingly improved returns for shareholders. The Trustees agreed that, based on positive returns and lower volatility, as well as the adviser’s willingness to adapt its strategy for the benefit of shareholders, performance was acceptable.

Patriot Fund. The Trustees discussed the Fund’s objective, strategies and performance relative to its peers and Morningstar category. The Trustees noted that although the Fund experienced a year over year reduction in performance, the adviser had identified the points of improvement and continued to evaluate possible changes to strategies for the benefit of shareholders. Further, the Trustees noted, the adviser’s ongoing focus on minimizing downside risk accrued to the further benefit of investors. The Trustees concluded that the Fund’s performance was acceptable.

Fees and Expenses. The Trustees reviewed the advisory fee and net expense ratio for each Fund and compared them to their respective Morningstar category and peer group averages. With respect to Ascendant Deep, they noted the Fund’s fee was higher than the peer group average, but considered the adviser’s representation that the Fund was the only one in its peer group that sought opportunities in low delta fixed income markets. They further considered the relatively small size of the Fund contributed to its higher than average net expense ratio. As to Ascendant Tactical, they noted the Fund’s advisory fee was higher than its peer group average, but considered the benefit to shareholders of the adviser’s credentialed investment staff with a history of outperformance. Patriot Balanced and Patriot Fund, the Trustees noted, were charged

THE PATRIOT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2018

an advisory fee that was among the highest in its respective Morningstar category, each being higher than the highest fee among its peer group. They considered the additional skill and resources necessary to implement each Fund’s social screen. After discussion, the Trustees concluded that each Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been realized in connection Fund by the adviser. They noted that based on each Fund’s current asset size and profit level, the absence of breakpoints was acceptable at this time. The Trustees noted the adviser expected continued asset growth in each Fund and agreed to revisit the matter as the Funds continued to grow.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser. They noted the adviser realized a loss in connection with its relationship with each Fund, with the exception of Patriot, which realized a modest profit. The Trustees concluded that excessive profitability with respect to each Fund was not a concern at this time.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the advisory agreement between NLFT and Ascendant was in the best interests of the Funds and the shareholders of each Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISER
Ascendant Advisors, LLC
Four Oaks Place
1330 Post Oaks Blvd., Suite 1550
Houston, TX 77056

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/08/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/08/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/08/18